Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

Cash and cash equivalents are composed as follows:

	December 31,
	2020		2019		2018

Cash	Ps.	2,360,422	Ps.	2,916,936	Ps.	1,456,207
Cash equivalents:
Bank notes		598,382		512,027		630,537
Commercial paper		—		—		217,074
Money market investment funds		—		910		655,084
	Ps.	2,958,804	Ps.	3,429,873	Ps.	2,958,902